Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Exchange rate	1.228	1.119
Useful lives of group's property and equipment	5 years
Average useful economic life of intangible assets	4 years	4 years
Special contribution for defense fund	70	17